Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (294,637,791)	$ (46,235,099)	¥ (36,624,446)	¥ (172,460,914)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	11,110,956	1,743,551	16,339,376	26,101,844
Loss from disposal of property and equipment	535,935	84,100	667,217
Allowance for doubtful accounts	9,400,000	1,475,065	11,145,117	61,278,914
Loss from equity in affiliates	3,888,959	610,263	1,612,759	5,015,063
Gain from disposal of subsidiaries and investment in affiliates	601,384	94,370	(128,240)	(12,559,048)
Loss on investment in equity securities	11,790,000	1,850,108	10,000,000	4,723,612
Share-based compensation	644,654	101,160	3,593,400	9,583,596
Changes in operating assets and liabilities:
Accounts receivable	(128,982)	(20,240)	(6,539)	32,449,697
Other receivables	(6,947,627)	(1,090,234)	4,824,357	(2,975,011)
Other assets	4,195,181	658,315	(6,751,725)	16,497,858
Trading securities	(166,465)	(26,122)
Amounts due from related parties	551,569	86,553	49,828,289	51,449,973
Accrued payroll and welfare expenses	(21,339,142)	(3,348,577)	(391,939)	(58,269,184)
Income tax payable	(143,707)	(22,551)	2,792,459	(144,737,787)
Other tax payable	(1,893,263)	(297,094)	1,948,889	(42,314,442)
Deferred revenue	285,905	44,865	(26,103,365)	14,892,464
Other current liabilities	272,101,301	42,698,632	(7,323,826)	(11,592,885)
Deferred revenue from related parties	(16,107,460)	(2,527,612)	(25,181,897)	(86,520,421)
Deferred taxes	151,473	23,769	295,573	96,180,849
Net cash provided by (used in) operating activities	(26,107,120)	(4,096,778)	535,459	(213,255,822)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(5,704,317)	(895,132)	(2,143,055)	(13,203,815)
Purchase of long-term investments	(2,819,390)	(442,424)		(200,000,000)
Proceeds of long-term investments				34,200,000
Payment for investment in affiliates	(34,581,400)	(5,426,576)		(58,759,800)
Proceeds from disposal of investment in affiliates	8,245,615	1,293,917	5,714,573	13,172,739
Origination of short-term loan	(30,000,000)	(4,707,655)	(50,000,000)
Collection of short-term loan	50,000,000	7,846,091		4,000,000
Acquisition of subsidiaries, net of cash payment				(200,000)
Proceeds from disposal of subsidiary, net of cash disposed				33,999,151
Loan to related parties			(10,000,000)	(200,000,000)
Collection of loan to related parties	5,000,000	784,609	24,000,000	21,128,271
Net cash used in investing activities	(9,859,492)	(1,547,170)	(32,428,482)	(365,663,454)
Cash flows from financing activities:
Repurchase of shares	(4,462,990)	(700,341)	(7,085,100)
Proceeds from option exercise				29,636
Net cash provided by (used in) financing activities	(4,462,990)	(700,341)	(7,085,100)	29,636
Effect of exchange rate changes	(4,707,092)	(738,643)	(16,091,630)	(11,369,704)
Net decrease in cash, cash equivalents and restricted cash	(45,136,694)	(7,082,932)	(55,069,753)	(590,259,344)
Cash, cash equivalents and restricted cash—beginning of the year	657,235,945	103,134,662	712,305,698	1,302,565,042
Cash, cash equivalents and restricted cash—end of the year	612,099,251	96,051,730	657,235,945	712,305,698
Supplemental disclosure of cash flow information:
Cash paid (refund) for income taxes	¥ 2,337,568	$ 366,815	¥ (2,291,508)	¥ 101,501,575